Commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commission expense
Commissions assigned to third parties	€ 1,972	€ 1,831	€ 1,639
Cards	1,358	1,391	1,217
By collection and return of effects	11	12	11
Other fees assigned	603	428	411
Other commissions paid	1,207	1,151	1,124
Brokerage fees on lending and deposit transactions	42	49	47
Sales of insurance and pension funds	232	205	204
Other fees and commissions	933	897	873
Total commission expense	€ 3,179	€ 2,982	€ 2,763